RELATED PARTY TRANSACTIONS Receivables and Other Current Assets From Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Advances	$ 900,000	$ 0
Joint ventures where entity is venturer | Non-Interest Bearing Receivable | Sadiola And Yatela
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions beginning balance	100,000	200,000
Advances	300,000	900,000
Repayments	(300,000)	(1,000,000)
Amounts receivable, related party transactions ending balance	100,000	100,000
Joint ventures where entity is venturer | Interest Bearing Receivable
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions beginning balance	36,300,000	31,300,000
Advances	900,000	5,000,000
Repayments	(12,300,000)	0
Write-down of receivable	(10,900,000)	0
Amounts receivable, related party transactions ending balance	$ 14,000,000	$ 36,300,000
Joint ventures where entity is venturer | Interest Bearing Receivable | Floating interest rate
Disclosure of transactions between related parties [line items]
Related party transactions, interest rate basis	2.00%